Segments and Geographic Areas (Tables)	12 Months Ended
Dec. 31, 2012
Percentage of Revenue Earned by Geographical Area

During the years ended December 31, 2012, 2011 and 2010, the percentage revenues earned by geographic area as follows is based on drilling location:

	Years ended December 31,
	2012	2011	2010
Nigeria	63.6%	100.0%	—
Brazil	22.1%	—	—
Gulf of Mexico	14.3%	—	—